Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 11,282,772	$ 20,029,506
Receivables from related parties (Note 3)	7,248,319	8,313,623
Accounts receivable, net	3,767,108
Other receivables (Note 3)	724,675	930,381
Inventories	1,435,430	612,165
Prepayments and other current assets	1,427,598	366,100
Current assets of discontinued operations (Note 14)	173,454
Total current assets	26,059,356	30,251,775
Non-current assets
Right-of-use assets from operating leases (Note 7)	45,076,987	5,047,490
Property and equipment, net	294,484	317,510
Guarantees	158,294	143,445
Goodwill (Note 9)	344,156	344,156
Intangible assets, net (Note 9)	405,628	420,328
Investment in joint venture (Note 10)	47,773	1,569,573
Other fixed assets	27,219	27,219
Non-current assets of discontinued operations (Note 14)	161,488
Total non-current assets	46,516,029	7,869,721
Total assets	72,575,385	38,121,496
Current liabilities
Payables to vessel owners	2,950,944	5,085,232
Accounts payable and accrued expenses	5,554,424	1,730,308
Payable to sharing partner and assignee (Note 8)	700,330	1,343,098
Payables to assignee, related party (Note 3)	60,892	60,892
Payables to shareholder (Note 3)	5,239,219	5,239,219
Acquisition installments payable, current portion (Note 9)	156,918	177,237
Deferred revenue		1,116,000
Operating lease liabilities, current portion (Note 7)	8,454,000	4,889,539
Total current liabilities	23,116,727	19,641,525
Non-current liabilities
Acquisition installments payable, net of current portion (Note 9)	9,338	84,968
Operating lease liabilities, non-current portion (Note 7)	36,643,874	179,593
Total non-current liabilities	36,653,212	264,561
Total liabilities	59,769,939	19,906,086
Commitments and contingencies (Note 11)
Stockholders' equity
Common stock ($0.001 par value, 450,000,000 shares authorized and 58,163,341 issued and outstanding as of June 30, 2025, 100 shares authorized issued and outstanding as of December 31, 2024) (Notes 15,16)	58,163
Additional paid-in capital	25,981,443	4,225,265
Accumulated other comprehensive income	1,875,728	1,341,547
(Accumulated deficit)/ retained earnings	(15,109,888)	12,648,598
Total stockholders' equity	12,805,446	18,215,410
Total stockholders' equity and liabilities	$ 72,575,385	$ 38,121,496